UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 18, 2025 to August 15, 2025

Commission File Number of issuing entity:  333-226850-02

Central Index Key Number of issuing entity:  0001772527

BBCMS Mortgage Trust 2019-C3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226850

Central Index Key Number of depositor:  0001541480

Barclays Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC)
(Exact name of sponsor as specified in its charter)

Daniel Schmidt (212) 528-7479
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4117282
38-4117283
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on August 27, 2025 (SEC Accession No. 0001888524-25-014960) (the “Original 10-D”).  The purpose of this amendment is to (a) revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders and (b) include a revised ABS Asset Data File and a revised ABS Asset related Document (listed as Exhibit 102 and Exhibit 103, respectively, under Item 10 of the Original Form 10-D).  The payment revisions were made to include a curtailment payment received with respect to the 123 Whiting Street Mortgage Loan (Loan Number 50 on Annex A-1 of the prospectus of the registrant relating to the issuing entity filed on June 11, 2019 pursuant to Rule 424(b)(2)).  This resulted in an additional principal payment to the Class A-2 Certificateholders in an amount equal to $262,365.51 and an additional principal payment to the Class A-SB Certificateholders in an amount equal to $264,372.02.  The additional principal payments were made to the Class A-2 and Class A-SB Certificateholders on September 2, 2025.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 15, 2025 a distribution was made to holders of the certificates issued by BBCMS Mortgage Trust 2019-C3.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BBCMS Mortgage Trust 2019-C3 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on August 15, 2025

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
6	7.51%	0	N/A

No assets securitized by Barclays Commercial Mortgage Securities LLC (the "Depositor") and held by BBCMS Mortgage Trust 2019-C3 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from July 18, 2025 to August 15, 2025.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 13, 2025. The CIK number for the Depositor is 0001541480.

Barclays Capital Real Estate Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2025. The CIK number for Barclays Capital Real Estate Inc. is 0001549574.

Societe Generale Financial Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2025. The CIK number for Societe Generale Financial Corporation is 0001755531.

KeyBank National Association filed its most recent Rule 15Ga-1 Form ABS-15G on August 14, 2025. The CIK number for KeyBank National Association is 0001089877.

UBS AG filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2025. The CIK number for UBS AG is 0001685185.

Natixis Real Estate Capital LLC ("NREC") filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2025. The CIK number for NREC is 0001542256.

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) filed its most recent Rule 15Ga-1 Form ABS-15G on February 3, 2025. The CIK number for LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) is 0001592182.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE/A filed on September 5, 2025 under Commission File No. 333-226850-02 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE/A filed on September 5, 2025 under Commission File No. 333-226850-02 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BBCMS Mortgage Trust 2019-C3, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	07/17/2025	$238,393.92
Current Distribution Date	08/15/2025	$805,866.18

REO Account
Prior Distribution Date	07/17/2025	$0.00
Current Distribution Date	08/15/2025	$0.00

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for BBCMS Mortgage Trust 2019-C3, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	07/17/2025	$5,762.31
Current Distribution Date	08/15/2025	$5,950.10

Interest Reserve Account
Prior Distribution Date	07/17/2025	$0.00
Current Distribution Date	08/15/2025	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	07/17/2025	$0.00
Current Distribution Date	08/15/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2019-C3, relating to the August 15, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE/A filed on September 5, 2025 under Commission File No. 333-226850-02 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE/A filed on September 5, 2025 under Commission File No. 333-226850-02 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Schmidt
Daniel Schmidt, Authorized Signatory

Date: September 5, 2025